Document and Entity Information	Jan. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2020
Entity Registrant Name	AVON PRODUCTS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4881
Entity Tax Identification Number	13-0544597
Entity Address, Address Line One	Building 6, Chiswick Park
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W4 5HR
City Area Code	44
Local Phone Number	1604-232425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000008868
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	AVP
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31